Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On February 15, 2024, the Company's Board of Directors declared a dividend for the period December 15, 2023 – March 14, 2024 of $0.3046875 per share on the Company’s 4.875% Fixed Rate Non-Cumulative Redeemable Preferred Shares, Series J. The dividend was payable on March 15, 2024 to shareholders of record on February 29, 2024.